Exhibit 99.1

The Trust Portfolio

The following is particular information about the receivables as of the close of business on November 30, 2006:

•	The receivables in the Trust Portfolio included $5,803,458,744.20 of Principal Receivables and
$87,971,661.59 of Finance Charge and Administrative Receivables.

•	The accounts designated for the Trust Portfolio had an average receivables balance of $1,429.59 and an average credit limit of $7,339.22.

•	The percentage of the average gross receivables balance to the average credit limit was 19.48%.
The principal weighted average age of the accounts was approximately 98 months.

As of the close of business on November 30, 2006:

•	11.46% of the accounts designated for the Trust Portfolio made minimum payments as of their respective latest statement date, in each case based on the minimum payment reflected in the prior month's statement; and

•	23.60% of the accounts designated for the Trust Portfolio made full payments as of their respective latest statement date, in each case based on the outstanding balance reflected in the prior month's statement.

The following tables summarize the Trust Portfolio by various criteria as of the close of business on November
30, 2006. Because the future composition of the Trust Portfolio may change over time, these tables are not necessarily indicative of the composition of the Trust Portfolio at any subsequent time. The numbers shown in the tables below may not total due to rounding.

HSBC Credit Card Master Note Trust (USA) I Composition by Account Balance Trust Portfolio November 30, 2006

Account Balance Range	Number of Accounts	Percentage of Total of Number of Accounts	Receivables	Percentage of Total Receivables
Less than or equal to $1,000.00	3,094,146	75.08%	$151,614,106.96	2.57%
$1,000.01 to $2,000.00	187,497	4.55%	280,063,477.62	4.75%
$2,000.01 to $3,000.00	162,170	3.94%	404,444,071.03	6.86%
$3,000.01 to $4,000.00	125,569	3.05%	438,470,183.22	7.44%
$4,000.01 to $5,000.00	102,552	2.49%	459,375,858.05	7.80%
$5,000.01 to $6,000.00	80,439	1.95%	441,982,347.86	7.50%
$6,000.01 to $7,000.00	68,663	1.67%	445,263,708.07	7.56%
$7,000.01 to $8,000.00	58,248	1.41%	436,226,323.57	7.40%
$8,000.01 to $9,000.00	46,727	1.13%	396,474,505.61	6.73%
$9,000.01 to $10,000.00	41,791	1.01%	396,978,497.43	6.74%
Over $10,000.00	153,269	3.72%	2,040,537,326.37	34.64%
Total	4,121,071	100.00%	$5,891,430,405.79	100.00%

HSBC Credit Card Master Note Trust (USA) I Composition by Credit Limit Trust Portfolio November 30, 2006

Account Credit Limit Range	Number of Accounts	Percentage of Total of Number of Accounts	Receivables	Percentage of Total Receivables
Less than or equal to $1,000.00	311,557	7.56%	$15,865,814.16	0.27%
$1,000.01 to $2,000.00	193,265	4.69%	78,950,751.10	1.34%
$2,000.01 to $3,000.00	294,460	7.15%	151,274,076.82	2.57%
$3,000.01 to $4,000.00	341,894	8.30%	159,790,807.67	2.71%
$4,000.01 to $5,000.00	471,708	11.45%	255,339,033.03	4.33%
$5,000.01 to $6,000.00	264,008	6.41%	181,254,882.62	3.08%
$6,000.01 to $7,000.00	243,805	5.92%	243,186,243.50	4.13%
$7,000.01 to $8,000.00	381,879	9.27%	315,248,561.83	5.35%
$8,000.01 to $9,000.00	233,884	5.68%	250,244,979.19	4.25%
$9,000.01 to $10,000.00	346,131	8.40%	367,199,912.26	6.23%
Over $10,000.00	1,038,480	25.20%	3,873,075,343.61	65.74%
Total	4,121,071	100.00%	$5,891,430,405.79	100.00%

HSBC Credit Card Master Note Trust (USA) I Composition by Period of Delinquency Trust Portfolio November 30, 2006

Period of Delinquency (Days Delinquent)	Number of Accounts	Percentage of Total of Number of Accounts	Receivables	Percentage of Total Receivables
Current and up to 29 days	4,078,485	98.97%	$5,684,909,474.64	96.49%
30 to 59 days	12,365	0.30%	58,300,621.72	0.99%
60 to 89 days	9,945	0.24%	47,710,976.17	0.81%
90 to 119 days	7,748	0.19%	38,182,288.60	0.65%
120 to 149 days	6,740	0.16%	32,631,340.45	0.55%
150 to 179 days	5,788	0.14%	29,695,704.21	0.50%
180 or more days	0	0.00%	0.00	0.00%
Total	4,121,071	100.00%	$5,891,430,405.79	100.00%

HSBC Credit Card Master Note Trust (USA) I Composition by Account Age Trust Portfolio November 30, 2006

Account Age	Number of Accounts	Percentage of Total of Number of Accounts	Receivables	Percentage of Total Receivables
Not more than 6 months	14,981	0.36%	$27,912,907.29	0.47%
Over 6 months to 12 months	75,605	1.83%	176,511,191.77	3.00%
Over 12 months to 24 months	200,207	4.86%	439,890,906.00	7.47%
Over 24 months to 48 months	531,046	12.89%	1,076,262,893.57	18.27%
Over 48 months to 72 months	700,713	17.00%	1,122,596,291.34	19.05%
Over 72 months to 96 months	494,334	12.00%	727,662,912.93	12.35%
Over 96 months to 120 months	722,627	17.53%	580,641,093.41	9.86%
Over 120 months	1,381,558	33.52%	1,739,952,209.48	29.53%
Total	4,121,071	100.00%	$5,891,430,405.79	100.00%

HSBC Credit Card Master Note Trust (USA) I Geographic Distribution of Accounts Trust Portfolio November 30, 2006

State	Number of Accounts	Percentage of Total of Number of Accounts	Receivables	Percentage of Total Receivables
New York	551,208	13.38%	$799,116,824.45	13.56%
California	488,687	11.86%	754,443,705.49	12.81%
Pennsylvania	298,759	7.25%	403,335,362.17	6.85%
Illinois	239,216	5.80%	358,390,130.72	6.08%
Ohio	237,908	5.77%	333,218,317.15	5.66%
Michigan	206,359	5.01%	325,892,296.77	5.53%
New Jersey	180,912	4.39%	248,091,253.16	4.21%
Texas	118,561	2.88%	193,960,116.59	3.29%
Wisconsin	129,341	3.14%	172,238,711.18	2.92%
Florida	136,717	3.32%	168,434,003.05	2.86%
Indiana	105,874	2.57%	160,927,922.48	2.73%
Massachusetts	112,265	2.72%	149,123,147.97	2.53%
All Other	1,315,264	31.92%	1,824,258,614.61	30.96%
Total	4,121,071	100.00%	$5,891,430,405.79	100.00%

The following table sets forth, as of the close of business on November 30, 2006, the composition of the accounts by ranges of probability of any account on an obligor's credit bureau file becoming 90 days or more past due, charged-off, or bankrupt, in each case, within the next 18 months.

HSBC Credit Card Master Note Trust (USA) I Composition by Borrower Credit Quality Trust Portfolio November 30, 2006

Ranges of Probability	Receivables	Percentage of Total Receivables
No Score	$48,336,885.00	0.82%
38.7% or more	759,742,373.71	12.90%
29.0% to 38.6%	399,676,631.40	6.78%
24.0% to 28.7%	260,450,189.06	4.42%
14.1% to 23.8%	704,130,390.73	11.95%
9.2% to 13.9%	458,407,231.96	7.78%
8.9% or less	3,260,686,703.93	55.35%
Total	$5,891,430,405.79	100.00%